Statements of Cash Flows (Parentheticals)	9 Months Ended
Sep. 30, 2015 shares
Issuance of shares of common stock to third party for services	2,000
Convertible Notes and Accrued Interest [Member]
Conversion into shares of common stock	36,690
Conversion of Convertible Notes #1 [Member]
Conversion into shares of common stock	9,000
Conversion of Accounts Payable #1 [Member]
Conversion into shares of common stock	14,333
Conversion of Notes Payble [Member]
Conversion into shares of common stock	750
Conversion of Accounts Payable #2 [Member]
Conversion into shares of common stock	569
Conversion of Convertible Notes #3 [Member]
Conversion into shares of common stock	32,210